787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Emerging Markets Portfolio, a series of Sanford C. Bernstein Fund, Inc.
Securities Act File No. 33-21844
Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 31, 2011, to the Prospectus and Statement of Additional Information, each dated January 31, 2011, for Emerging Markets Portfolio, a series of Sanford C. Bernstein Fund, Inc. The purpose of the filing is to submit the 497(c) filing dated January 31, 2011 in XBRL for the Fund.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

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